American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity Fund
May 31, 2026

Avantis U.S. Equity Fund - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.4%
AeroVironment, Inc.(1)	148	30,672
AerSale Corp.(1)	423	2,788
Astronics Corp.(1)	1,453	126,411
ATI, Inc.(1)	2,331	408,298
Boeing Co.(1)	3,706	856,642
BWX Technologies, Inc.	1,732	339,264
Carpenter Technology Corp.	708	332,038
Curtiss-Wright Corp.	240	179,426
Ducommun, Inc.(1)	60	9,133
General Dynamics Corp.	1,793	621,848
General Electric Co.	6,855	2,219,375
Hexcel Corp.	847	76,052
Howmet Aerospace, Inc.	2,670	689,527
Huntington Ingalls Industries, Inc.	957	294,919
Innovative Solutions & Support, Inc.(1)	720	12,413
Lockheed Martin Corp.	2,042	1,083,179
Moog, Inc., Class A	538	193,664
National Presto Industries, Inc.	57	7,214
Northrop Grumman Corp.	851	479,692
RTX Corp.	7,749	1,392,185
Textron, Inc.	2,659	243,990
TransDigm Group, Inc.	223	280,605
Woodward, Inc.	603	211,068
		10,090,403
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	666	118,981
Expeditors International of Washington, Inc.	5,193	820,442
FedEx Corp.	4,612	1,898,991
Hub Group, Inc., Class A	1,133	47,065
Radiant Logistics, Inc.(1)	1,211	10,281
United Parcel Service, Inc., Class B	20,759	2,214,778
		5,110,538
Automobile Components — 0.4%
Aptiv PLC(1)	6,557	445,483
Autoliv, Inc.	2,931	372,589
BorgWarner, Inc.	9,256	664,766
Dana, Inc.	6,886	243,833
Dauch Corp.(1)	469	3,114
Dorman Products, Inc.(1)	508	62,951
Gentex Corp.	5,853	141,408
Gentherm, Inc.(1)	666	23,104
Goodyear Tire & Rubber Co.(1)	13,711	83,637
LCI Industries(2)	686	74,788
Lear Corp.	2,364	338,336
Motorcar Parts of America, Inc.(1)	156	1,725
Patrick Industries, Inc.	734	66,442
Phinia, Inc.	1,435	110,868
Standard Motor Products, Inc.	423	16,577
Stoneridge, Inc.(1)	725	5,416

Strattec Security Corp.(1)	197	15,752
Visteon Corp.	1,201	142,066
XPEL, Inc.(1)	319	14,585
		2,827,440
Automobiles — 1.3%
Ford Motor Co.	70,942	1,237,228
General Motors Co.	28,574	2,378,500
Harley-Davidson, Inc.	3,120	75,442
Rivian Automotive, Inc., Class A(1)	6,438	104,939
Tesla, Inc.(1)	11,948	5,206,819
Thor Industries, Inc.	861	68,088
Winnebago Industries, Inc.	367	10,896
		9,081,912
Banks — 4.8%
1st Source Corp.	469	34,622
ACNB Corp.	183	9,935
Amalgamated Financial Corp.	846	35,092
Amerant Bancorp, Inc.	576	13,087
Ameris Bancorp	1,240	104,544
Arrow Financial Corp.	383	14,056
Associated Banc-Corp.	3,301	91,801
Atlantic Union Bankshares Corp.	2,727	102,590
Avidia Bancorp, Inc.	974	18,564
Axos Financial, Inc.(1)	2,167	188,334
Banc of California, Inc.	4,104	78,879
BancFirst Corp.	468	51,616
Bancorp, Inc.(1)	2,108	116,277
Bank First Corp.	174	24,189
Bank of America Corp.	53,376	2,754,202
Bank of Hawaii Corp.(2)	1,250	95,750
Bank of Marin Bancorp	216	5,581
Bank of NT Butterfield & Son Ltd.	1,932	109,081
Bank OZK	3,395	164,284
BankUnited, Inc.	1,765	81,878
Bankwell Financial Group, Inc.	393	20,562
Banner Corp.	695	45,175
Bar Harbor Bankshares	317	11,076
BayCom Corp.	224	6,899
BCB Bancorp, Inc.	300	3,132
Beacon Financial Corp.	1,737	50,529
BOK Financial Corp.	412	52,752
Bridgewater Bancshares, Inc.(1)	539	10,166
Burke & Herbert Financial Services Corp.	628	39,941
Business First Bancshares, Inc.(2)	765	21,787
Byline Bancorp, Inc.	722	23,891
California BanCorp	849	16,114
Camden National Corp.	708	35,421
Capital Bancorp, Inc.	634	20,237
Capital City Bank Group, Inc.	250	11,410
Capitol Federal Financial, Inc.	2,411	18,733
Carter Bankshares, Inc.	602	16,435
Cathay General Bancorp	1,536	88,566
Central Pacific Financial Corp.	762	26,182
ChoiceOne Financial Services, Inc.	280	8,792
Citigroup, Inc.	16,821	2,117,764

Citizens & Northern Corp.	141	2,969
Citizens Financial Group, Inc.	6,135	381,965
City Holding Co.	493	61,285
Civista Bancshares, Inc.	146	3,781
CNB Financial Corp.	513	15,734
CoastalSouth Bancshares, Inc.	801	20,450
Colony Bankcorp, Inc.	970	19,206
Columbia Banking System, Inc.	7,030	208,369
Columbia Financial, Inc.(1)	483	9,723
Commerce Bancshares, Inc.	3,742	195,407
Community Financial System, Inc.	578	36,784
Community Trust Bancorp, Inc.	377	25,206
Community West Bancshares	256	6,147
ConnectOne Bancorp, Inc.	1,095	32,927
Cullen/Frost Bankers, Inc.	1,712	232,010
Customers Bancorp, Inc.(1)	1,013	76,117
CVB Financial Corp.	3,305	67,290
Dime Community Bancshares, Inc.	991	37,083
Eagle Bancorp, Inc.	510	13,918
East West Bancorp, Inc.	4,657	570,669
Eastern Bankshares, Inc.	3,481	68,680
Enterprise Financial Services Corp.	913	55,337
Equity Bancshares, Inc., Class A	317	14,614
Esquire Financial Holdings, Inc.	231	25,385
Farmers & Merchants Bancorp, Inc.	289	8,072
Farmers National Banc Corp.	739	10,479
FB Financial Corp.	748	39,412
Fifth Third Bancorp	13,747	686,388
Financial Institutions, Inc.	1,017	36,846
First BanCorp	6,740	161,625
First Bancorp, Inc.	46	1,339
First Bancorp/Southern Pines NC	696	40,946
First Bank	635	9,931
First Busey Corp.	1,671	45,735
First Business Financial Services, Inc.	198	11,389
First Citizens BancShares, Inc., Class A	200	398,102
First Commonwealth Financial Corp.	1,953	36,990
First Community Bankshares, Inc.	370	15,951
First Financial Bancorp	1,723	52,999
First Financial Bankshares, Inc.	1,733	56,634
First Financial Corp.	544	37,634
First Hawaiian, Inc.	2,544	68,637
First Horizon Corp.	9,207	223,086
First Internet Bancorp	145	3,503
First Interstate BancSystem, Inc., Class A	1,473	52,439
First Merchants Corp.	1,539	62,022
First Mid Bancshares, Inc.	910	40,085
Firstsun Capital Bancorp(1)	653	23,149
Five Star Bancorp	695	29,350
Flagstar Bank NA	12,978	182,471
Flushing Financial Corp.	576	9,199
FNB Corp.	6,928	121,101
FS Bancorp, Inc.	94	3,827
Fulton Financial Corp.	5,092	110,445
German American Bancorp, Inc.	728	31,828

Glacier Bancorp, Inc.	1,152	54,778
Great Southern Bancorp, Inc.	239	17,148
Hancock Whitney Corp.	2,242	152,725
Hanmi Financial Corp.	820	24,698
HBT Financial, Inc.	508	14,544
Heritage Financial Corp.	586	15,969
Hilltop Holdings, Inc.	938	35,381
Hingham Institution For Savings	20	5,788
Home Bancorp, Inc.	154	9,915
Home BancShares, Inc.	3,315	88,709
HomeTrust Bancshares, Inc.	580	26,953
Hope Bancorp, Inc.	2,105	26,397
Horizon Bancorp, Inc.	656	12,169
Huntington Bancshares, Inc.	33,094	541,418
Independent Bank Corp.	846	66,902
Independent Bank Corp. (Michigan)	791	27,147
International Bancshares Corp.	1,722	124,260
JPMorgan Chase & Co.	28,011	8,383,972
Kearny Financial Corp.	1,330	10,959
KeyCorp	16,954	361,629
Lakeland Financial Corp.	522	31,649
Live Oak Bancshares, Inc.	953	36,243
M&T Bank Corp.	2,135	461,395
Mercantile Bank Corp.	549	29,092
Metrocity Bankshares, Inc.	1,209	39,486
Metropolitan Bank Holding Corp.	246	22,022
Mid Penn Bancorp, Inc.	807	26,349
Midland States Bancorp, Inc.	482	13,400
MVB Financial Corp.	97	2,595
National Bank Holdings Corp., Class A	656	27,440
NB Bancorp, Inc.	838	16,785
NBT Bancorp, Inc.	1,339	61,915
Nicolet Bankshares, Inc.	361	50,637
Northeast Bank	328	41,243
Northfield Bancorp, Inc.	745	10,564
Northpointe Bancshares, Inc.	1,091	18,634
Northrim BanCorp, Inc.	341	8,426
Northwest Bancshares, Inc.	3,862	54,647
OceanFirst Financial Corp.	929	17,456
OFG Bancorp	1,821	82,965
Old National Bancorp	7,308	175,465
Old Second Bancorp, Inc.	1,583	33,750
Orange County Bancorp, Inc.	659	22,485
Origin Bancorp, Inc.	643	30,645
Orrstown Financial Services, Inc.	831	30,855
Park National Corp.	416	71,369
Parke Bancorp, Inc.	160	4,917
Pathward Financial, Inc.	944	77,635
PCB Bancorp	382	9,386
Peapack-Gladstone Financial Corp.	389	16,824
Peoples Bancorp, Inc.	900	31,302
Peoples Financial Services Corp.	202	12,001
Pinnacle Financial Partners, Inc.	1,804	176,323
Plumas Bancorp	386	20,315
PNC Financial Services Group, Inc.	5,282	1,167,956

Ponce Financial Group, Inc.(1)	1,145	21,618
Popular, Inc.	1,847	274,335
Preferred Bank	531	50,880
Primis Financial Corp.	210	3,030
Prosperity Bancshares, Inc.	974	67,167
Provident Financial Services, Inc.	4,240	94,086
QCR Holdings, Inc.	561	51,696
RBB Bancorp	349	8,348
Red River Bancshares, Inc.	138	12,547
Regions Financial Corp.	14,322	401,016
Renasant Corp.	1,598	65,071
Republic Bancorp, Inc., Class A	275	22,261
S&T Bancorp, Inc.	697	31,428
Seacoast Banking Corp. of Florida	1,545	46,829
ServisFirst Bancshares, Inc.	1,202	93,744
Shore Bancshares, Inc.	1,346	27,808
Sierra Bancorp	379	14,394
Simmons First National Corp., Class A	2,386	51,180
SmartFinancial, Inc.	340	14,178
South Plains Financial, Inc.	424	17,210
Southern First Bancshares, Inc.(1)	148	8,550
Southern Missouri Bancorp, Inc.	262	18,094
Southside Bancshares, Inc.	668	21,884
Southstate Bank Corp.	1,711	162,117
Stellar Bancorp, Inc.	779	29,088
Stock Yards Bancorp, Inc.	473	33,933
Texas Capital Bancshares, Inc.(1)	1,326	131,924
TFS Financial Corp.(2)	385	6,125
Third Coast Bancshares, Inc.(1)	271	10,368
Timberland Bancorp, Inc.	209	8,481
Tompkins Financial Corp.	685	59,013
Towne Bank	1,407	47,936
TriCo Bancshares	628	31,902
Triumph Financial, Inc.(1)	212	15,105
Truist Financial Corp.	16,468	793,922
TrustCo Bank Corp.	477	24,713
Trustmark Corp.	1,501	66,284
U.S. Bancorp	26,466	1,451,660
UMB Financial Corp.	1,563	205,159
United Bankshares, Inc.	2,643	114,733
United Community Banks, Inc.	2,110	69,524
Unity Bancorp, Inc.	222	12,401
Univest Financial Corp.	575	22,678
Valley National Bancorp	9,369	129,011
WaFd, Inc.	1,558	55,402
Washington Trust Bancorp, Inc.	329	10,716
Webster Financial Corp.	3,171	230,595
Wells Fargo & Co.	34,058	2,640,857
WesBanco, Inc.	1,734	60,083
West BanCorp, Inc.	333	7,972
Westamerica Bancorporation	965	53,548
Western Alliance Bancorp	2,846	226,684
Wintrust Financial Corp.	1,958	294,150
WSFS Financial Corp.	1,413	100,959
Zions Bancorp NA	4,746	296,388
		33,289,013

Beverages — 0.8%
Boston Beer Co., Inc., Class A(1)	333	59,034
Brown-Forman Corp., Class A	1,179	31,515
Brown-Forman Corp., Class B	7,804	200,719
Celsius Holdings, Inc.(1)	1,186	39,458
Coca-Cola Co.	17,076	1,349,175
Constellation Brands, Inc., Class A	4,436	615,806
Keurig Dr. Pepper, Inc.	3,634	109,129
MGP Ingredients, Inc.	168	2,965
Molson Coors Beverage Co., Class B(2)	4,527	178,952
Monster Beverage Corp.(1)	8,039	708,075
National Beverage Corp.(1)	1,079	39,912
PepsiCo, Inc.	13,254	1,911,094
		5,245,834
Biotechnology — 1.5%
4D Molecular Therapeutics, Inc.(1)	793	7,859
AbbVie, Inc.	7,488	1,630,287
Agios Pharmaceuticals, Inc.(1)	773	22,726
Amgen, Inc.	4,588	1,545,192
Anika Therapeutics, Inc.(1)	12	174
Aurinia Pharmaceuticals, Inc.(1)	1,131	17,338
Beam Therapeutics, Inc.(1)	934	30,757
Bicara Therapeutics, Inc.(1)	436	9,483
Biogen, Inc.(1)	2,875	563,500
BioMarin Pharmaceutical, Inc.(1)	1,683	96,419
Catalyst Pharmaceuticals, Inc.(1)	4,973	155,307
CRISPR Therapeutics AG(1)(2)	765	42,978
Cullinan Therapeutics, Inc.(1)	1,107	18,199
Emergent BioSolutions, Inc.(1)	873	7,962
Entrada Therapeutics, Inc.(1)	725	5,126
Exelixis, Inc.(1)	10,046	507,122
Gilead Sciences, Inc.	20,805	2,796,816
GRAIL, Inc.(1)	879	63,007
Halozyme Therapeutics, Inc.(1)	2,107	140,200
Ideaya Biosciences, Inc.(1)	880	25,934
Incyte Corp.(1)	1,413	136,694
Iovance Biotherapeutics, Inc.(1)(2)	5,808	23,813
Krystal Biotech, Inc.(1)	51	15,761
MiMedx Group, Inc.(1)	2,030	7,470
Moderna, Inc.(1)	1,871	88,292
Monte Rosa Therapeutics, Inc.(1)	860	16,951
Myriad Genetics, Inc.(1)	919	3,648
Neurocrine Biosciences, Inc.(1)	950	150,385
Nkarta, Inc.(1)	523	1,700
Nuvalent, Inc., Class A(1)	122	13,468
Organogenesis Holdings, Inc.(1)	518	1,331
ORIC Pharmaceuticals, Inc.(1)	847	7,157
PDL BioPharma, Inc.(1)	752	8
Praxis Precision Medicines, Inc.(1)	97	33,947
Puma Biotechnology, Inc.(1)	2,290	16,419
Regeneron Pharmaceuticals, Inc.	983	604,329
Relay Therapeutics, Inc.(1)	2,096	29,449
Rigel Pharmaceuticals, Inc.(1)	870	26,526
Roivant Sciences Ltd.(1)	3,881	116,391
Sarepta Therapeutics, Inc.(1)	485	8,667

United Therapeutics Corp.(1)	913	508,377
Vanda Pharmaceuticals, Inc.(1)	654	4,218
Vaxcyte, Inc.(1)	1,283	65,946
Vertex Pharmaceuticals, Inc.(1)	2,399	1,073,648
Vir Biotechnology, Inc.(1)	2,859	27,275
Voyager Therapeutics, Inc.(1)	1,306	5,054
Xencor, Inc.(1)	799	9,492
		10,682,802
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	101,130	27,369,823
Dillard's, Inc., Class A	129	76,137
eBay, Inc.	3,417	373,376
Kohl's Corp.(2)	5,293	76,008
Macy's, Inc.	10,203	222,017
MercadoLibre, Inc.(1)	237	401,869
		28,519,230
Building Products — 0.6%
A.O. Smith Corp.	3,273	185,644
Advanced Drainage Systems, Inc.	2,656	369,609
Allegion PLC	272	35,379
Apogee Enterprises, Inc.	970	37,258
Armstrong World Industries, Inc.	1,798	283,904
AZZ, Inc.	297	40,246
Carlisle Cos., Inc.	504	173,784
Fortune Brands Innovations, Inc.	657	25,584
Griffon Corp.	965	84,901
Hayward Holdings, Inc.(1)	1,496	21,109
Insteel Industries, Inc.	468	12,865
Janus International Group, Inc.(1)	1,711	9,137
Johnson Controls International PLC	2,202	295,200
Lennox International, Inc.	770	386,663
Masterbrand, Inc.(1)	1,076	9,340
Modine Manufacturing Co.(1)	162	45,183
Owens Corning	3,145	395,704
Quanex Building Products Corp.	1,916	35,657
Simpson Manufacturing Co., Inc.	1,137	215,734
Tecnoglass, Inc.	1,113	47,959
Trane Technologies PLC	1,826	824,074
Trex Co., Inc.(1)	2,589	107,185
UFP Industries, Inc.	1,301	105,381
Zurn Elkay Water Solutions Corp.	1,621	76,187
		3,823,687
Capital Markets — 3.4%
Acadian Asset Management, Inc.	813	58,788
Ameriprise Financial, Inc.	2,848	1,269,382
Artisan Partners Asset Management, Inc., Class A	3,020	113,069
Bank of New York Mellon Corp.	9,542	1,330,441
BGC Group, Inc., Class A	12,897	134,774
Blackrock, Inc.	919	962,083
Blackstone, Inc.	3,946	461,564
Carlyle Group, Inc.	3,807	172,952
Cboe Global Markets, Inc.	599	199,802
Charles Schwab Corp.	21,917	1,914,450
CME Group, Inc.	2,840	776,854
Cohen & Steers, Inc.	622	43,416

Coinbase Global, Inc., Class A(1)	1,472	278,252
Evercore, Inc., Class A	494	168,385
FactSet Research Systems, Inc.(2)	406	99,661
Federated Hermes, Inc.	1,365	76,522
Franklin Resources, Inc.	3,744	116,139
Goldman Sachs Group, Inc.	3,606	3,698,169
Hamilton Lane, Inc., Class A	562	48,967
Houlihan Lokey, Inc.	595	84,288
Interactive Brokers Group, Inc., Class A	1,795	156,111
Intercontinental Exchange, Inc.	2,043	302,058
Janus Henderson Group PLC	2,289	118,364
Jefferies Financial Group, Inc.	2,775	146,298
KKR & Co., Inc.	5,715	548,297
Lazard, Inc.	3,397	160,780
LPL Financial Holdings, Inc.	2,646	724,395
MarketAxess Holdings, Inc.	1,244	161,770
Moelis & Co., Class A	763	51,342
Moody's Corp.	1,218	552,058
Morgan Stanley	16,005	3,329,040
MSCI, Inc.	158	99,758
Northern Trust Corp.	5,367	887,970
Oppenheimer Holdings, Inc., Class A	558	51,152
Piper Sandler Cos.	1,969	154,389
Raymond James Financial, Inc.	4,009	574,931
Robinhood Markets, Inc., Class A(1)	5,407	509,880
S&P Global, Inc.	1,066	451,984
SEI Investments Co.	1,988	174,705
State Street Corp.	4,002	622,871
Stifel Financial Corp.	3,294	231,074
StoneX Group, Inc.(1)	2,590	293,577
T. Rowe Price Group, Inc.	5,080	531,012
Tradeweb Markets, Inc., Class A	918	92,030
Victory Capital Holdings, Inc., Class A	1,879	158,869
Virtu Financial, Inc., Class A	3,380	169,507
Virtus Investment Partners, Inc.	267	38,189
WisdomTree, Inc.(2)	3,880	73,914
		23,374,283
Chemicals — 1.3%
AdvanSix, Inc.	1,022	22,934
Air Products & Chemicals, Inc.	4,150	1,156,273
Albemarle Corp.	2,009	354,428
American Vanguard Corp.(1)	580	1,496
Ascent Industries Co.(1)	235	3,184
Ashland, Inc.	641	37,114
Avient Corp.	1,324	46,896
Axalta Coating Systems Ltd.(1)	2,993	92,095
Balchem Corp.	151	23,666
Cabot Corp.	2,256	197,423
CF Industries Holdings, Inc.	5,408	607,589
Chemours Co.	7,114	157,646
Core Molding Technologies, Inc.(1)	287	6,799
Corteva, Inc.	8,081	632,581
Dow, Inc.	7,267	245,261
DuPont de Nemours, Inc.	4,343	210,288
Eastman Chemical Co.	1,956	148,402

Ecolab, Inc.	1,462	374,272
Ecovyst, Inc.(1)	5,054	66,662
FMC Corp.	2,787	38,070
Hawkins, Inc.	338	52,312
HB Fuller Co.	565	36,205
Huntsman Corp.	3,791	58,192
Ingevity Corp.(1)	1,427	96,779
Innospec, Inc.	393	32,595
International Flavors & Fragrances, Inc.	1,640	124,722
Intrepid Potash, Inc.(1)	207	8,088
Koppers Holdings, Inc.	837	34,150
Kronos Worldwide, Inc.	448	3,221
Linde PLC	2,935	1,460,720
LSB Industries, Inc.(1)	2,159	27,074
LyondellBasell Industries NV, Class A	8,996	599,583
Mativ Holdings, Inc.	2,699	23,967
Minerals Technologies, Inc.	543	41,822
Mosaic Co.	6,346	151,669
NewMarket Corp.	375	290,093
Olin Corp.	4,343	112,353
Orion SA	1,743	13,317
PPG Industries, Inc.	1,976	223,249
Quaker Chemical Corp.	193	27,701
RPM International, Inc.	2,071	219,464
Sensient Technologies Corp.	337	38,368
Sherwin-Williams Co.	2,110	641,102
Solstice Advanced Materials, Inc.	3,021	254,459
Stepan Co.	387	20,453
Tronox Holdings PLC, Class A	2,840	22,578
Valhi, Inc.	83	1,194
Westlake Corp.	942	81,794
		9,120,303
Commercial Services and Supplies — 0.4%
ACCO Brands Corp.	3,012	11,927
Brady Corp., Class A	609	52,423
Brink's Co.	589	61,268
Cintas Corp.	3,065	524,912
Civeo Corp.(1)	575	19,636
Clean Harbors, Inc.(1)	707	198,688
Copart, Inc.(1)	9,427	308,923
Ennis, Inc.	739	15,120
Healthcare Services Group, Inc.(1)	2,606	53,684
Interface, Inc.	2,568	76,013
MSA Safety, Inc.	471	78,092
Quad/Graphics, Inc.	1,134	8,448
Republic Services, Inc.	813	162,958
Rollins, Inc.	2,667	126,949
UniFirst Corp.	263	69,805
Veralto Corp.	803	66,031
Waste Connections, Inc.	624	92,988
Waste Management, Inc.	3,135	662,927
		2,590,792
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	8,918	1,422,153
Aviat Networks, Inc.(1)	367	6,522

BK Technologies Corp.(1)	132	10,897
Ciena Corp.(1)	1,318	764,743
Cisco Systems, Inc.	13,273	1,598,335
F5, Inc.(1)	394	151,079
Harmonic, Inc.(1)	2,755	41,628
Motorola Solutions, Inc.	1,553	626,294
NETGEAR, Inc.(1)	884	22,975
Ubiquiti, Inc.	70	40,870
Viasat, Inc.(1)	6,005	484,123
		5,169,619
Construction and Engineering — 0.9%
Argan, Inc.	730	486,925
Centuri Holdings, Inc.(1)	4,604	141,527
Comfort Systems USA, Inc.	791	1,446,114
Dycom Industries, Inc.(1)	692	352,920
EMCOR Group, Inc.	1,314	1,086,441
Fluor Corp.(1)	1,663	76,099
Granite Construction, Inc.	1,269	173,650
IES Holdings, Inc.(1)	305	206,897
MasTec, Inc.(1)	519	196,374
Matrix Service Co.(1)	1,359	17,844
MYR Group, Inc.(1)	817	379,954
NWPX Infrastructure, Inc.(1)	174	20,525
Primoris Services Corp.	1,981	249,170
Quanta Services, Inc.	1,013	720,982
Sterling Infrastructure, Inc.(1)	555	477,766
Tutor Perini Corp.	2,265	161,925
Valmont Industries, Inc.	665	345,674
WillScot Holdings Corp.	1,987	51,125
		6,591,912
Construction Materials — 0.3%
CRH PLC	7,050	766,969
Eagle Materials, Inc.	1,388	306,998
Martin Marietta Materials, Inc.	648	376,903
U.S. Lime & Minerals, Inc.	380	43,316
Vulcan Materials Co.	1,617	457,482
		1,951,668
Consumer Finance — 0.9%
Ally Financial, Inc.	10,452	447,450
American Express Co.	7,329	2,319,409
Atlanticus Holdings Corp.(1)	267	23,021
Bread Financial Holdings, Inc.	1,768	157,476
Capital One Financial Corp.	5,638	1,059,549
Consumer Portfolio Services, Inc.(1)(2)	310	3,057
Credit Acceptance Corp.(1)(2)	164	94,077
Dave, Inc.(1)	291	82,225
Encore Capital Group, Inc.(1)	1,090	87,124
EZCORP, Inc., Class A(1)	933	29,147
Green Dot Corp., Class A(1)	2,599	33,449
Jefferson Capital, Inc.	979	16,633
LendingClub Corp.(1)	2,971	53,032
Medallion Financial Corp.	854	8,309
Navient Corp.	1,250	10,700
Nelnet, Inc., Class A	324	42,305
NerdWallet, Inc., Class A(1)	1,827	15,712

OneMain Holdings, Inc.	4,834	267,368
PRA Group, Inc.(1)	1,764	26,919
Regional Management Corp.	269	9,888
SLM Corp.	8,764	193,860
SoFi Technologies, Inc.(1)	10,105	184,113
Synchrony Financial	12,022	858,852
World Acceptance Corp.(1)	80	13,207
		6,036,882
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	1,785	27,864
Andersons, Inc.	937	66,143
BJ's Wholesale Club Holdings, Inc.(1)	5,067	432,114
Casey's General Stores, Inc.	942	722,646
Costco Wholesale Corp.	5,785	5,532,311
Dollar General Corp.	8,592	950,361
Dollar Tree, Inc.(1)	7,594	884,245
Grocery Outlet Holding Corp.(1)	1,380	11,744
Ingles Markets, Inc., Class A	559	49,449
Kroger Co.	17,445	1,084,207
Maplebear, Inc.(1)	793	31,561
Natural Grocers by Vitamin Cottage, Inc.	664	19,495
Performance Food Group Co.(1)	1,464	143,750
PriceSmart, Inc.	1,058	179,849
Sprouts Farmers Market, Inc.(1)	3,769	311,395
Sysco Corp.	3,083	233,722
Target Corp.	14,081	1,789,273
U.S. Foods Holding Corp.(1)	430	35,196
United Natural Foods, Inc.(1)	3,194	164,012
Village Super Market, Inc., Class A	417	19,374
Walmart, Inc.	35,859	4,150,679
Weis Markets, Inc.	586	42,760
		16,882,150
Containers and Packaging — 0.4%
AptarGroup, Inc.	1,350	156,397
Avery Dennison Corp.	651	103,555
Ball Corp.	2,510	137,222
Crown Holdings, Inc.	579	55,051
Graphic Packaging Holding Co.	11,449	128,916
Greif, Inc., Class A	908	57,504
Greif, Inc., Class B(2)	181	14,534
International Paper Co.	16,156	540,741
Myers Industries, Inc.	632	14,410
Packaging Corp. of America	2,890	632,650
Smurfit Westrock PLC	16,383	674,160
Sonoco Products Co.	3,847	187,272
TriMas Corp.	1,298	53,127
		2,755,539
Distributors — 0.0%
Genuine Parts Co.	1,109	109,458
Gold.com, Inc.	1,206	51,026
LKQ Corp.	1,286	34,877
Pool Corp.	503	91,244
		286,605
Diversified Consumer Services — 0.1%
ADT, Inc.	952	6,388

American Public Education, Inc.(1)	621	30,721
Covista, Inc.(1)	713	83,991
Frontdoor, Inc.(1)	883	54,808
Graham Holdings Co., Class B	49	53,767
Grand Canyon Education, Inc.(1)	1,192	178,621
Laureate Education, Inc., Class A(1)	3,894	124,569
Lincoln Educational Services Corp.(1)	1,279	59,243
OneSpaWorld Holdings Ltd.	1,434	34,058
Perdoceo Education Corp.	1,890	61,198
Service Corp. International	885	66,543
Strategic Education, Inc.	184	14,122
Universal Technical Institute, Inc.(1)	2,182	81,629
		849,658
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	68,856	1,707,629
ATN International, Inc.	292	8,223
Comcast Corp., Class A	54,138	1,346,412
Globalstar, Inc.(1)	2,495	210,104
IDT Corp., Class B	709	39,108
Iridium Communications, Inc.	4,792	248,130
Liberty Capital Corp., Class A(1)	122	2,722
Liberty Capital Corp., Class C(1)	1,221	27,314
Shenandoah Telecommunications Co.	1,009	16,093
Verizon Communications, Inc.	68,802	3,289,424
		6,895,159
Electric Utilities — 1.5%
Alliant Energy Corp.	1,154	82,638
American Electric Power Co., Inc.	7,917	1,002,846
Constellation Energy Corp.	2,007	577,514
Duke Energy Corp.	8,129	997,672
Edison International	7,550	528,047
Entergy Corp.	7,380	804,789
Evergy, Inc.	3,854	316,182
Eversource Energy	7,730	527,727
Exelon Corp.	16,268	742,472
FirstEnergy Corp.	4,813	223,275
Hawaiian Electric Industries, Inc.(1)	5,522	73,443
IDACORP, Inc.	540	75,746
MGE Energy, Inc.	683	51,567
NextEra Energy, Inc.	5,992	521,364
NRG Energy, Inc.	2,100	281,568
OGE Energy Corp.	4,810	227,176
Otter Tail Corp.	934	80,940
PG&E Corp.	35,188	574,972
Pinnacle West Capital Corp.	2,934	292,637
Portland General Electric Co.	3,736	187,248
PPL Corp.	11,856	419,584
Southern Co.	8,891	818,417
Xcel Energy, Inc.	8,636	686,562
		10,094,386
Electrical Equipment — 1.2%
Acuity, Inc.	401	122,349
AMETEK, Inc.	1,374	310,318
Atkore, Inc.	1,479	122,476
Bloom Energy Corp., Class A(1)	1,025	292,125

Eaton Corp. PLC	2,168	868,501
Emerson Electric Co.	2,104	302,597
EnerSys	1,411	321,666
GE Vernova, Inc.	2,748	2,660,943
Generac Holdings, Inc.(1)	550	152,850
Nextpower, Inc., Class A(1)	6,337	991,107
nVent Electric PLC	692	115,557
Powell Industries, Inc.	525	149,321
Preformed Line Products Co.	96	35,503
Rockwell Automation, Inc.	286	129,003
Shoals Technologies Group, Inc., Class A(1)	2,259	28,125
Sunrun, Inc.(1)	1,452	24,277
Vertiv Holdings Co., Class A	4,941	1,559,923
		8,186,641
Electronic Equipment, Instruments and Components — 1.5%
Amphenol Corp., Class A	7,914	1,177,287
Arrow Electronics, Inc.(1)	1,231	264,210
Avnet, Inc.	2,304	200,287
Badger Meter, Inc.	298	36,922
Belden, Inc.	175	18,389
Benchmark Electronics, Inc.	1,705	144,004
CDW Corp.	807	101,238
Cognex Corp.	1,958	128,934
Corning, Inc.	8,767	1,588,230
CTS Corp.	560	35,958
Daktronics, Inc.(1)	1,978	40,905
ePlus, Inc.	556	45,642
Fabrinet(1)	282	184,473
Flex Ltd.(1)	13,198	1,989,994
Ingram Micro Holding Corp.	305	8,616
IPG Photonics Corp.(1)	470	53,824
Jabil, Inc.	2,508	914,317
Keysight Technologies, Inc.(1)	1,450	490,579
Kimball Electronics, Inc.(1)	1,103	28,601
Knowles Corp.(1)	786	29,404
Littelfuse, Inc.	452	211,025
Methode Electronics, Inc.	787	9,082
Napco Security Technologies, Inc.	792	29,724
PC Connection, Inc.	280	19,485
Plexus Corp.(1)	717	192,414
Rogers Corp.(1)	273	38,635
Sanmina Corp.(1)	1,970	511,668
ScanSource, Inc.(1)	623	28,826
TD SYNNEX Corp.	1,462	381,991
TE Connectivity PLC	3,047	650,260
Teledyne Technologies, Inc.(1)	122	75,619
TTM Technologies, Inc.(1)	1,996	346,745
Vishay Intertechnology, Inc.	2,586	134,601
Vishay Precision Group, Inc.(1)	247	30,952
Vontier Corp.	783	22,222
		10,165,063
Energy Equipment and Services — 1.2%
Archrock, Inc.	10,412	348,698
Atlas Energy Solutions, Inc.(2)	1,605	26,787
Baker Hughes Co.	11,376	726,699

Bristow Group, Inc.	1,430	59,545
Core Laboratories, Inc.	556	7,600
DMC Global, Inc.(1)	561	3,820
Expro Group Holdings NV(1)	4,195	61,960
Forum Energy Technologies, Inc.(1)	548	27,521
Halliburton Co.	29,798	1,157,652
Helix Energy Solutions Group, Inc.(1)	3,643	34,062
Helmerich & Payne, Inc.	4,301	164,083
Innovex International, Inc.(1)	2,096	55,984
Kodiak Gas Services, Inc.	4,581	306,240
Liberty Energy, Inc., Class A	8,528	249,529
Nabors Industries Ltd.(1)	852	78,921
National Energy Services Reunited Corp.(1)	2,639	64,260
Natural Gas Services Group, Inc.	599	23,541
Noble Corp. PLC(2)	6,839	317,877
NOV, Inc.	16,117	321,695
Oceaneering International, Inc.(1)	5,404	206,595
Oil States International, Inc.(1)	4,181	35,538
Patterson-UTI Energy, Inc.	23,696	265,632
ProFrac Holding Corp., Class A(1)	1,415	8,646
ProPetro Holding Corp.(1)	5,788	88,325
Ranger Energy Services, Inc.	877	13,558
RPC, Inc.	3,585	23,733
SEACOR Marine Holdings, Inc.(1)	200	1,510
Seadrill Ltd.(1)	1,310	61,793
Select Water Solutions, Inc., Class A	4,589	82,281
SLB Ltd.	22,147	1,208,119
Solaris Energy Infrastructure, Inc., Class A	2,396	166,618
TechnipFMC PLC	15,844	1,084,046
TETRA Technologies, Inc.(1)	7,508	76,807
Tidewater, Inc.(1)	2,180	160,208
Transocean Ltd.(1)	14,545	90,034
Valaris Ltd.(1)	1,330	123,198
Weatherford International PLC	3,528	365,642
		8,098,757
Entertainment — 0.9%
Cinemark Holdings, Inc.	1,233	34,524
Electronic Arts, Inc.	346	69,795
IMAX Corp.(1)	1,797	71,305
Live Nation Entertainment, Inc.(1)	1,486	250,257
Marcus Corp.	916	17,322
Netflix, Inc.(1)	35,750	3,075,215
ROBLOX Corp., Class A(1)	68	3,206
Roku, Inc.(1)	925	120,417
Sphere Entertainment Co.(1)	601	83,226
Take-Two Interactive Software, Inc.(1)	1,491	334,223
Walt Disney Co.	13,254	1,349,655
Warner Bros Discovery, Inc.(1)	28,304	764,491
		6,173,636
Financial Services — 2.5%
Acacia Research Corp.(1)	1,057	4,915
Affirm Holdings, Inc.(1)	1,156	85,139
Alerus Financial Corp.	301	8,603
Apollo Global Management, Inc.	4,915	632,610
Berkshire Hathaway, Inc., Class B(1)	10,491	4,977,770

Block, Inc.(1)	1,994	150,986
Cannae Holdings, Inc.	1,127	16,713
Cass Information Systems, Inc.	348	16,018
Corebridge Financial, Inc.	11,730	316,710
Corpay, Inc.(1)	473	171,131
Enact Holdings, Inc.	930	38,865
Essent Group Ltd.	2,270	131,410
Euronet Worldwide, Inc.(1)	439	31,819
Federal Agricultural Mortgage Corp., Class C	401	71,294
Finance of America Cos., Inc., Class A(1)	409	8,147
HA Sustainable Infrastructure Capital, Inc.	2,107	86,387
International Money Express, Inc.(1)	987	14,775
Jack Henry & Associates, Inc.	1,118	152,406
Jackson Financial, Inc., Class A	3,165	326,343
Marqeta, Inc., Class A(1)	3,343	13,573
Mastercard, Inc., Class A	6,582	3,251,376
Merchants Bancorp	723	34,082
MGIC Investment Corp.	8,585	216,514
NCR Atleos Corp.(1)	835	37,241
NewtekOne, Inc.	1,316	18,266
NMI Holdings, Inc., Class A(1)	3,170	113,803
Onity Group, Inc.(1)	196	6,770
Payoneer Global, Inc.(1)	7,512	39,062
PayPal Holdings, Inc.	6,442	288,280
PennyMac Financial Services, Inc.	686	57,535
Radian Group, Inc.	4,335	148,040
Visa, Inc., Class A	17,244	5,627,752
Voya Financial, Inc.	1,685	136,856
Waterstone Financial, Inc.	455	8,422
Western Union Co.(2)	3,562	28,959
WEX, Inc.(1)	366	53,055
		17,321,627
Food Products — 0.5%
Archer-Daniels-Midland Co.	11,256	898,004
B&G Foods, Inc.(2)	1,590	6,503
Bunge Global SA	1,847	227,735
Cal-Maine Foods, Inc.	2,037	152,205
Darling Ingredients, Inc.(1)	3,015	178,186
Flowers Foods, Inc.	5,062	38,674
Fresh Del Monte Produce, Inc.	1,127	36,222
Freshpet, Inc.(1)	752	38,803
Hershey Co.	3,379	655,627
Hormel Foods Corp.	1,492	34,659
Ingredion, Inc.	2,563	259,991
J&J Snack Foods Corp.	261	19,867
John B Sanfilippo & Son, Inc.	353	26,443
Kraft Heinz Co.	9,295	223,173
Lamb Weston Holdings, Inc.	2,572	111,059
Marzetti Co.	589	65,933
Mission Produce, Inc.(1)(2)	1,020	11,363
Mondelez International, Inc., Class A	4,469	273,369
Pilgrim's Pride Corp.	1,810	51,241
Seaboard Corp.	4	20,328
Seneca Foods Corp., Class A(1)	255	36,666
Smithfield Foods, Inc.	1,275	32,933

Tootsie Roll Industries, Inc.	277	10,446
Tyson Foods, Inc., Class A	4,239	258,664
		3,668,094
Gas Utilities — 0.1%
Atmos Energy Corp.	1,037	175,388
MDU Resources Group, Inc.	5,399	113,811
National Fuel Gas Co.	2,426	187,408
New Jersey Resources Corp.	2,258	124,755
ONE Gas, Inc.	1,384	107,592
Southwest Gas Holdings, Inc.	1,689	145,609
UGI Corp.	2,162	75,497
		930,060
Ground Transportation — 1.8%
ArcBest Corp.	912	124,661
Covenant Logistics Group, Inc.	815	32,355
CSX Corp.	48,582	2,198,821
Heartland Express, Inc.	1,211	18,153
JB Hunt Transport Services, Inc.	3,390	937,098
Knight-Swift Transportation Holdings, Inc.	2,263	171,151
Landstar System, Inc.	1,352	279,729
Lyft, Inc., Class A(1)	13,172	185,857
Marten Transport Ltd.	1,951	33,635
Norfolk Southern Corp.	4,989	1,521,445
Old Dominion Freight Line, Inc.	5,858	1,318,929
PAMT Corp.(1)	2	27
Ryder System, Inc.	1,796	450,527
Saia, Inc.(1)	667	315,071
Schneider National, Inc., Class B	1,379	48,734
Uber Technologies, Inc.(1)	16,254	1,144,282
U-Haul Holding Co.(1)(2)	182	10,536
U-Haul Holding Co.	2,432	126,513
Union Pacific Corp.	11,674	3,066,059
Universal Logistics Holdings, Inc.(2)	188	2,991
Werner Enterprises, Inc.	2,069	85,884
XPO, Inc.(1)	1,082	231,818
		12,304,276
Health Care Equipment and Supplies — 1.1%
Abbott Laboratories	11,410	976,696
Align Technology, Inc.(1)	1,176	205,741
AngioDynamics, Inc.(1)	392	4,500
Avanos Medical, Inc.(1)	1,261	31,273
Baxter International, Inc.	6,090	114,370
Bioventus, Inc., Class A(1)(2)	2,025	17,233
Boston Scientific Corp.(1)	8,044	388,606
CONMED Corp.	636	22,705
Cooper Cos., Inc.(1)	1,998	122,298
Dentsply Sirona, Inc.	6,330	66,275
Dexcom, Inc.(1)	11,605	855,753
Edwards Lifesciences Corp.(1)	4,447	384,532
Electromed, Inc.(1)	155	5,847
Enovis Corp.(1)	497	11,272
Envista Holdings Corp.(1)	736	17,333
Globus Medical, Inc., Class A(1)	1,655	135,511
Haemonetics Corp.(1)	2,366	160,438
ICU Medical, Inc.(1)	479	64,852

IDEXX Laboratories, Inc.(1)	1,097	618,192
Inogen, Inc.(1)	116	753
Insulet Corp.(1)	344	49,859
Integer Holdings Corp.(1)	135	12,066
Integra LifeSciences Holdings Corp.(1)	1,882	30,187
Intuitive Surgical, Inc.(1)	2,211	938,879
Lantheus Holdings, Inc.(1)	3,958	393,029
LeMaitre Vascular, Inc.	297	28,111
LivaNova PLC(1)	3,163	233,429
Medtronic PLC	7,433	548,630
Neogen Corp.(1)	4,283	38,419
Omnicell, Inc.(1)	515	22,732
OraSure Technologies, Inc.(1)	1,061	4,562
Orthofix Medical, Inc.(1)	742	6,878
Penumbra, Inc.(1)	132	42,016
QuidelOrtho Corp.(1)(2)	2,529	32,928
ResMed, Inc.	1,278	243,549
Shoulder Innovations, Inc.(1)	306	4,498
STERIS PLC	1,027	218,474
Stryker Corp.	1,873	571,434
Tactile Systems Technology, Inc.(1)	477	11,739
Teleflex, Inc.	324	41,679
TransMedics Group, Inc.(1)(2)	954	64,109
UFP Technologies, Inc.(1)	111	24,431
Utah Medical Products, Inc.	66	4,386
Varex Imaging Corp.(1)	439	4,491
Zimmer Biomet Holdings, Inc.	2,176	179,150
		7,953,845
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	2,842	65,934
Alignment Healthcare, Inc.(1)	2,038	31,222
AMN Healthcare Services, Inc.(1)	409	11,849
Cardinal Health, Inc.	580	114,144
Castle Biosciences, Inc.(1)	259	5,460
Cencora, Inc.	1,751	471,649
Centene Corp.(1)	20,204	1,204,158
Chemed Corp.	155	66,094
Cigna Group	522	144,803
Concentra Group Holdings Parent, Inc.	308	7,660
CorVel Corp.(1)	766	47,300
Cross Country Healthcare, Inc.(1)	1,554	20,342
CVS Health Corp.	4,177	380,023
Elevance Health, Inc.	2,664	1,047,458
Encompass Health Corp.	2,049	216,887
Ensign Group, Inc.	1,380	231,357
Fulgent Genetics, Inc.(1)	433	7,855
Guardian Pharmacy Services, Inc., Class A(1)	680	26,343
HCA Healthcare, Inc.	838	317,216
Hims & Hers Health, Inc.(1)(2)	3,306	86,452
Humana, Inc.	838	255,942
InfuSystem Holdings, Inc.(1)	186	1,687
Labcorp Holdings, Inc.	655	170,339
McKesson Corp.	652	484,071
Molina Healthcare, Inc.(1)	331	57,462
National HealthCare Corp.	297	54,773

NRC Health	289	5,644
Nutex Health, Inc.(1)(2)	254	32,794
PACS Group, Inc.(1)	2,548	93,384
Progyny, Inc.(1)	2,385	60,961
UnitedHealth Group, Inc.	3,158	1,201,019
Universal Health Services, Inc., Class B	1,670	244,004
		7,166,286
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	258	5,521
HealthStream, Inc.	162	4,045
Teladoc Health, Inc.(1)	1,223	9,307
Veeva Systems, Inc., Class A(1)	1,212	211,300
		230,173
Hotels, Restaurants and Leisure — 1.6%
Accel Entertainment, Inc.(1)	2,676	31,818
Airbnb, Inc., Class A(1)	5,454	727,073
BJ's Restaurants, Inc.(1)	959	45,121
Bloomin' Brands, Inc.	3,593	30,325
Booking Holdings, Inc.	3,825	640,420
Boyd Gaming Corp.	2,529	209,098
Brinker International, Inc.(1)	1,589	226,242
Carnival Corp. Ltd.	37,521	1,052,839
Cheesecake Factory, Inc.	2,286	150,967
Chipotle Mexican Grill, Inc.(1)	34,426	1,096,812
Churchill Downs, Inc.	742	64,710
Cracker Barrel Old Country Store, Inc.(2)	1,101	37,236
Darden Restaurants, Inc.	1,929	393,342
Dave & Buster's Entertainment, Inc.(1)	475	6,351
DoorDash, Inc., Class A(1)	1,433	228,262
Dutch Bros, Inc., Class A(1)	740	42,920
Expedia Group, Inc.	762	172,052
Hilton Worldwide Holdings, Inc.	906	296,860
Las Vegas Sands Corp.	8,824	446,230
Life Time Group Holdings, Inc.(1)	3,395	112,307
Marriott International, Inc., Class A	983	369,215
McDonald's Corp.	3,212	896,790
MGM Resorts International(1)	569	24,848
Monarch Casino & Resort, Inc.	383	46,060
Norwegian Cruise Line Holdings Ltd.(1)	19,844	363,939
RCI Hospitality Holdings, Inc.(2)	286	7,256
Red Rock Resorts, Inc., Class A	1,300	75,894
Royal Caribbean Cruises Ltd.	6,199	1,764,421
Shake Shack, Inc., Class A(1)	634	40,772
Starbucks Corp.	5,654	560,651
Super Group SGHC Ltd.	7,475	93,064
Target Hospitality Corp.(1)	937	16,266
Texas Roadhouse, Inc.	2,615	472,321
Vail Resorts, Inc.(2)	295	39,412
Viking Holdings Ltd.(1)	4,466	411,363
Wendy's Co.(2)	2,143	16,501
Wyndham Hotels & Resorts, Inc.	576	46,230
Yum! Brands, Inc.	707	104,601
		11,360,589
Household Durables — 0.6%
Bassett Furniture Industries, Inc.	153	2,289

Cavco Industries, Inc.(1)	165	88,526
Century Communities, Inc.	397	20,970
Cricut, Inc., Class A(2)	1,665	6,910
DR Horton, Inc.	4,243	624,103
Ethan Allen Interiors, Inc.	718	14,805
Flexsteel Industries, Inc.	132	7,606
Garmin Ltd.	1,568	366,787
Green Brick Partners, Inc.(1)	305	20,514
Helen of Troy Ltd.(1)	568	15,416
Hooker Furnishings Corp.(2)	98	1,173
Hovnanian Enterprises, Inc., Class A(1)	242	26,707
Installed Building Products, Inc.	739	155,175
KB Home	1,127	55,065
La-Z-Boy, Inc.	1,731	65,051
Legacy Housing Corp.(1)	338	8,115
Leggett & Platt, Inc.	5,783	59,391
Lennar Corp., B Shares	244	21,492
Lennar Corp., Class A	5,515	495,137
LGI Homes, Inc.(1)	305	14,582
Lifetime Brands, Inc.	241	2,061
M/I Homes, Inc.(1)	493	64,889
Meritage Homes Corp.	990	64,588
Mohawk Industries, Inc.(1)	1,417	152,214
NVR, Inc.(1)	100	610,480
PulteGroup, Inc.	4,041	477,565
SharkNinja, Inc.(1)	832	101,412
Sonos, Inc.(1)	1,548	24,427
Taylor Morrison Home Corp.(1)	1,303	76,225
Toll Brothers, Inc.	2,422	335,544
Universal Electronics, Inc.(1)	58	241
		3,979,460
Household Products — 0.6%
Central Garden & Pet Co.(1)	351	13,507
Central Garden & Pet Co., Class A(1)	2,080	70,990
Church & Dwight Co., Inc.	2,361	225,782
Colgate-Palmolive Co.	10,268	925,455
Energizer Holdings, Inc.	910	16,580
Kimberly-Clark Corp.	3,592	350,579
Oil-Dri Corp. of America	460	35,264
Procter & Gamble Co.	16,682	2,394,868
Reynolds Consumer Products, Inc.	56	1,214
Spectrum Brands Holdings, Inc.	1,084	85,300
WD-40 Co.	190	37,994
		4,157,533
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	11,125	163,204
Clearway Energy, Inc., Class C	1,548	63,716
Hallador Energy Co.(1)	1,114	21,455
Montauk Renewables, Inc.(1)(2)	1,281	2,229
Ormat Technologies, Inc.	708	97,159
Talen Energy Corp.(1)	1,811	700,495
Vistra Corp.	4,668	747,953
XPLR Infrastructure LP(1)	921	11,494
		1,807,705

Industrial Conglomerates — 0.2%
3M Co.	1,504	230,307
Honeywell International, Inc.	4,444	1,057,050
		1,287,357
Insurance — 3.2%
Aflac, Inc.	7,653	860,350
Allstate Corp.	7,201	1,484,054
American Coastal Insurance Corp., Class C	1,118	11,683
American Financial Group, Inc.	2,438	316,452
American International Group, Inc.	15,355	1,139,802
AMERISAFE, Inc.	479	14,681
Aon PLC, Class A	767	242,418
Arch Capital Group Ltd.(1)	9,684	865,169
Assurant, Inc.	2,052	510,681
Assured Guaranty Ltd.	870	64,563
Axis Capital Holdings Ltd.	3,338	316,876
Bowhead Specialty Holdings, Inc.(1)	835	22,228
Brighthouse Financial, Inc.(1)	2,717	169,948
Chubb Ltd.	3,829	1,193,614
Cincinnati Financial Corp.	1,782	280,522
CNA Financial Corp.	247	10,389
CNO Financial Group, Inc.	4,293	197,349
Donegal Group, Inc., Class A	1,142	19,380
Employers Holdings, Inc.	503	21,881
Erie Indemnity Co., Class A(2)	240	51,137
Everest Group Ltd.	711	230,385
Exzeo Group, Inc.(1)	4,419	61,203
F&G Annuities & Life, Inc.	1,012	28,053
Fidelity National Financial, Inc.	7,344	347,738
First American Financial Corp.	2,964	196,306
Genworth Financial, Inc., Class A(1)	6,754	57,814
Globe Life, Inc.	3,003	460,180
Greenlight Capital Re Ltd., Class A(1)	481	7,537
Hamilton Insurance Group Ltd., Class B	974	28,840
Hanover Insurance Group, Inc.	1,236	230,143
Hartford Insurance Group, Inc.	8,622	1,096,115
HCI Group, Inc.	545	83,968
Heritage Insurance Holdings, Inc.(1)	1,243	26,948
Horace Mann Educators Corp.	1,516	69,327
Investors Title Co.	32	7,512
James River Group Holdings, Inc.	495	1,935
Kemper Corp.	883	21,784
Kinsale Capital Group, Inc.	430	131,051
Lincoln National Corp.	6,547	231,044
Loews Corp.	3,526	365,117
Markel Group, Inc.(1)	188	341,331
Marsh & McLennan Cos., Inc.	2,265	362,332
Mercury General Corp.	1,199	117,538
MetLife, Inc.	13,713	1,133,928
Octave Specialty Group, Inc.(1)	1,197	6,560
Old Republic International Corp.	5,148	191,660
Oscar Health, Inc., Class A(1)	11,312	251,466
Palomar Holdings, Inc.(1)	1,117	119,564
Pelagos Insurance Capital Ltd.	1,119	24,148
Primerica, Inc.	1,392	375,798

Principal Financial Group, Inc.	6,847	709,486
ProAssurance Corp.(1)	893	21,423
Progressive Corp.	11,291	2,149,806
Prudential Financial, Inc.	9,119	917,736
Reinsurance Group of America, Inc.	1,388	278,627
RenaissanceRe Holdings Ltd.	1,780	499,023
RLI Corp.	2,804	140,312
Safety Insurance Group, Inc.	275	19,297
Selective Insurance Group, Inc.	2,158	186,753
SiriusPoint Ltd.(1)	5,486	117,126
Skyward Specialty Insurance Group, Inc.(1)	1,567	69,136
Slide Insurance Holdings, Inc.(1)	3,719	67,054
Tiptree, Inc.	1,167	21,286
Travelers Cos., Inc.	5,975	1,744,043
United Fire Group, Inc.	1,017	45,084
Universal Insurance Holdings, Inc.	1,088	40,278
Unum Group	2,698	224,555
W.R. Berkley Corp.	7,235	459,712
White Mountains Insurance Group Ltd.	45	92,917
		22,204,156
Interactive Media and Services — 6.5%
Alphabet, Inc., Class A	44,166	16,798,096
Alphabet, Inc., Class C	35,497	13,362,136
Cargurus, Inc.(1)	2,410	71,963
Cars.com, Inc.(1)	2,558	26,296
EverQuote, Inc., Class A(1)	1,038	19,971
IAC, Inc.(1)	1,105	49,604
Match Group, Inc.	1	36
Meta Platforms, Inc., Class A	22,971	14,529,387
Pinterest, Inc., Class A(1)	3,818	76,551
Yelp, Inc.(1)	2,587	58,984
Ziff Davis, Inc.(1)	444	20,011
		45,013,035
IT Services — 0.6%
Accenture PLC, Class A	3,979	744,351
Akamai Technologies, Inc.(1)	1,755	262,443
Amdocs Ltd.	632	39,797
Cloudflare, Inc., Class A(1)	779	188,378
Cognizant Technology Solutions Corp., Class A	6,948	387,386
DXC Technology Co.(1)	8,713	86,346
EPAM Systems, Inc.(1)	949	97,234
Gartner, Inc.(1)	791	128,300
GoDaddy, Inc., Class A(1)	1,876	161,017
International Business Machines Corp.	5,556	1,654,577
Kyndryl Holdings, Inc.(1)	10,702	133,454
Okta, Inc.(1)	230	28,352
Twilio, Inc., Class A(1)	866	165,094
VeriSign, Inc.	89	25,399
		4,102,128
Leisure Products — 0.2%
Acushnet Holdings Corp.	702	62,323
American Outdoor Brands, Inc.(1)(2)	204	2,067
Brunswick Corp.	3,218	269,540
Callaway Golf Co.(1)	6,790	104,566
Clarus Corp.	169	518

Hasbro, Inc.	992	85,481
Malibu Boats, Inc., Class A(1)	573	15,735
MasterCraft Boat Holdings, Inc.(1)	368	8,571
Mattel, Inc.(1)	8,106	121,104
Polaris, Inc.	2,543	179,459
Smith & Wesson Brands, Inc.	1,088	16,559
Sturm Ruger & Co., Inc.	410	16,027
YETI Holdings, Inc.(1)	3,636	174,419
		1,056,369
Life Sciences Tools and Services — 0.4%
10X Genomics, Inc., Class A(1)	1,233	34,900
AbCellera Biologics, Inc.(1)(2)	4,396	27,123
Agilent Technologies, Inc.	1,237	167,651
Azenta, Inc.(1)	450	10,296
Bio-Rad Laboratories, Inc., Class A(1)	221	69,058
Bio-Techne Corp.	942	48,683
CryoPort, Inc.(1)	707	11,093
Cytek Biosciences, Inc.(1)	1,394	5,841
Danaher Corp.	3,457	631,490
Ginkgo Bioworks Holdings, Inc.(1)(2)	635	5,950
Illumina, Inc.(1)	2,276	370,897
IQVIA Holdings, Inc.(1)	550	100,215
Medpace Holdings, Inc.(1)	327	146,205
Mettler-Toledo International, Inc.(1)	28	33,056
OmniAb, Inc.(1)	182	7
OmniAb, Inc.(1)	182	4
Quanterix Corp.(1)	727	2,225
Seer, Inc.(1)	988	1,848
Sotera Health Co.(1)	747	11,683
Thermo Fisher Scientific, Inc.	1,286	633,368
Waters Corp.(1)	757	290,362
West Pharmaceutical Services, Inc.	785	253,406
		2,855,361
Machinery — 2.4%
AGCO Corp.	1,841	206,708
Alamo Group, Inc.	93	14,016
Albany International Corp., Class A	1,280	82,803
Astec Industries, Inc.	644	32,432
Atmus Filtration Technologies, Inc.	3,701	173,133
Blue Bird Corp.(1)	1,577	106,873
Caterpillar, Inc.	6,716	5,882,343
Crane Co.	273	49,959
Cummins, Inc.	2,865	1,852,595
Deere & Co.	4,043	2,192,034
Donaldson Co., Inc.	2,497	204,429
Douglas Dynamics, Inc.	852	37,957
Dover Corp.	658	139,075
Enerpac Tool Group Corp.	733	24,548
Enpro, Inc.	171	52,495
ESCO Technologies, Inc.	338	98,662
Flowserve Corp.	2,438	184,093
Franklin Electric Co., Inc.	567	55,781
Gates Industrial Corp. PLC(1)	1,546	40,072
Gorman-Rupp Co.	407	30,505
Graco, Inc.	3,023	228,085

Greenbrier Cos., Inc.	1,452	68,404
Hillman Solutions Corp.(1)	2,411	17,986
Hyster-Yale, Inc.	269	9,770
IDEX Corp.	176	37,106
Illinois Tool Works, Inc.	2,827	699,061
Ingersoll Rand, Inc.	581	41,623
Kennametal, Inc.	2,237	73,374
Lincoln Electric Holdings, Inc.	942	243,498
Lindsay Corp.	352	38,470
Luxfer Holdings PLC	771	13,130
Manitowoc Co., Inc.(1)	796	9,417
Miller Industries, Inc.	442	21,176
Mueller Industries, Inc.	3,110	399,946
Mueller Water Products, Inc., Class A	6,839	172,411
Omega Flex, Inc.	52	1,572
Oshkosh Corp.	1,309	170,170
Otis Worldwide Corp.	667	47,250
PACCAR, Inc.	5,782	638,159
Parker-Hannifin Corp.	878	741,585
Park-Ohio Holdings Corp.	449	14,619
Proto Labs, Inc.(1)	245	18,561
RBC Bearings, Inc.(1)	148	84,650
Snap-on, Inc.	806	299,195
SPX Technologies, Inc.(1)	457	99,014
Tennant Co.(2)	526	45,294
Terex Corp.	2,759	160,519
Timken Co.	1,501	192,098
Titan International, Inc.(1)	1,642	11,855
Toro Co.	4,301	386,574
Trinity Industries, Inc.	3,617	117,336
Watts Water Technologies, Inc., Class A	389	120,193
Worthington Enterprises, Inc.	642	36,446
Xylem, Inc.	1,253	137,254
		16,856,314
Marine Transportation — 0.1%
Costamare, Inc.	1,376	21,163
Genco Shipping & Trading Ltd.	955	22,977
Kirby Corp.(1)	1,735	243,924
Matson, Inc.	1,641	297,513
Pangaea Logistics Solutions Ltd.	1,346	10,189
		595,766
Media — 0.2%
AMC Global Media, Inc., Class A(1)(2)	1,178	11,450
Boston Omaha Corp., Class A(1)	186	2,396
Cable One, Inc.(1)	218	11,456
Charter Communications, Inc., Class A(1)	865	124,603
EchoStar Corp., Class A(1)(2)	1,076	139,008
Fox Corp., Class A	4,507	288,087
Fox Corp., Class B	2,828	162,299
Gambling.com Group Ltd.(1)(2)	838	1,994
Liberty Broadband Corp., Class A(1)	259	8,749
Liberty Broadband Corp., Class C(1)	1,700	57,392
New York Times Co., Class A	3,442	258,873
News Corp., Class A	3,209	83,755
News Corp., Class B	1,064	31,729

Paramount Skydance Corp., Class B	6,342	67,289
PubMatic, Inc., Class A(1)	1,076	12,568
Scholastic Corp.	460	18,630
Trade Desk, Inc., Class A(1)	1,819	39,218
USA TODAY Co., Inc.(1)	1,983	15,487
		1,334,983
Metals and Mining — 1.0%
Alcoa Corp.	2,794	216,926
Alpha Metallurgical Resources, Inc.(1)	341	67,849
Ampco-Pittsburgh Corp.(1)	803	9,090
Cleveland-Cliffs, Inc.(1)	9,054	123,134
Coeur Mining, Inc.	17,003	328,498
Commercial Metals Co.	2,632	200,164
Compass Minerals International, Inc.(1)	2,485	79,321
Freeport-McMoRan, Inc.	31,983	2,101,603
Hecla Mining Co.	7,606	135,159
Kaiser Aluminum Corp.	464	84,467
Materion Corp.	212	46,648
McEwen, Inc.(1)	1,372	30,033
Metallus, Inc.(1)	924	18,157
Newmont Corp.	10,913	1,198,356
Nucor Corp.	3,713	928,250
Reliance, Inc.	676	257,400
Royal Gold, Inc.	1,055	236,826
Ryerson Holding Corp.	1,643	46,990
Steel Dynamics, Inc.	2,039	530,446
SunCoke Energy, Inc.	2,634	23,732
Tredegar Corp.(1)	786	6,139
Warrior Met Coal, Inc.	833	78,752
Worthington Steel, Inc.	940	39,659
		6,787,599
Multi-Utilities — 0.4%
Ameren Corp.	3,848	415,468
Avista Corp.	2,190	90,819
CMS Energy Corp.	4,894	355,158
Consolidated Edison, Inc.	5,427	573,254
Dominion Energy, Inc.	2,948	197,339
DTE Energy Co.	2,601	371,605
NiSource, Inc.	4,297	198,607
Northwestern Energy Group, Inc.	1,159	81,837
Public Service Enterprise Group, Inc.	1,466	115,301
Sempra	4,083	363,918
Unitil Corp.	459	22,964
WEC Energy Group, Inc.	262	29,095
		2,815,365
Oil, Gas and Consumable Fuels — 5.9%
Amplify Energy Corp.(1)	1,152	5,334
Antero Midstream Corp.	11,162	233,956
Antero Resources Corp.(1)	9,235	330,151
APA Corp.	14,399	524,556
Ardmore Shipping Corp.	1,571	25,262
BKV Corp.(1)	344	9,130
California Resources Corp.	3,721	220,618
Cheniere Energy, Inc.	5,839	1,312,958
Chevron Corp.	23,284	4,248,399

Chord Energy Corp.	2,381	313,982
Clean Energy Fuels Corp.(1)	3,155	6,436
CNX Resources Corp.(1)	6,153	207,295
Comstock Resources, Inc.(1)	3,190	42,523
ConocoPhillips	24,139	2,751,363
Core Natural Resources, Inc.	1,000	88,440
Crescent Energy Co., Class A	12,009	138,824
CVR Energy, Inc.	1,046	34,748
Delek U.S. Holdings, Inc.	603	26,840
Devon Energy Corp.	40,862	1,817,950
DHT Holdings, Inc.	8,278	135,097
Diamondback Energy, Inc.	4,925	943,039
Dorian LPG Ltd.	1,712	68,857
DT Midstream, Inc.	1,509	211,230
Encore Energy Corp.(1)(2)	2,273	3,637
EOG Resources, Inc.	13,927	1,857,583
EQT Corp.	17,637	968,800
Evolution Petroleum Corp.	1,808	7,666
Expand Energy Corp.	7,992	743,096
Exxon Mobil Corp.	51,187	7,435,424
FutureFuel Corp.	693	2,869
Golar LNG Ltd.	379	18,855
Gran Tierra Energy, Inc.(1)	2,404	18,679
Granite Ridge Resources, Inc.	3,664	17,807
Green Plains, Inc.(1)	1,029	16,124
Gulfport Energy Corp.(1)	679	114,473
Hess Midstream LP, Class A	5,718	214,425
HF Sinclair Corp.	4,988	348,611
HighPeak Energy, Inc.	538	3,820
Infinity Natural Resources, Inc., Class A(1)	1,276	17,290
International Seaways, Inc.	2,305	177,923
Kimbell Royalty Partners LP	3,909	58,674
Kinder Morgan, Inc.	16,318	507,163
Kosmos Energy Ltd.(1)	11,863	33,216
Magnolia Oil & Gas Corp., Class A	8,277	226,459
Marathon Petroleum Corp.	7,905	1,966,527
Matador Resources Co.	6,847	366,999
Murphy Oil Corp.	5,994	216,923
Navigator Holdings Ltd.	1,303	28,275
Northern Oil & Gas, Inc.	4,791	104,300
Occidental Petroleum Corp.	20,257	1,147,154
ONEOK, Inc.	17,592	1,476,673
Ovintiv, Inc.	11,458	642,106
Par Pacific Holdings, Inc.(1)	2,234	125,461
PBF Energy, Inc., Class A	1,870	76,109
Peabody Energy Corp.	3,616	97,813
Permian Resources Corp.	31,605	607,764
Phillips 66	5,577	980,883
Plains GP Holdings LP, Class A(1)	2,793	68,010
Range Resources Corp.	8,817	343,422
REX American Resources Corp.(1)	533	24,923
Riley Exploration Permian, Inc.	1,100	36,586
SandRidge Energy, Inc.	1,377	20,201
Scorpio Tankers, Inc.	1,026	76,447
SFL Corp. Ltd.	6,908	76,264

SM Energy Co.	10,782	331,115
Talos Energy, Inc.(1)	5,867	86,069
Targa Resources Corp.	6,876	1,753,861
Teekay Tankers Ltd., Class A	1,123	79,003
Texas Pacific Land Corp.	976	383,568
VAALCO Energy, Inc.	8,068	42,115
Valero Energy Corp.	6,353	1,555,341
Vitesse Energy, Inc.	1,019	17,608
Western Midstream Partners LP	100	4,287
Williams Cos., Inc.	27,767	1,982,286
World Kinect Corp.	2,374	68,395
		41,276,070
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	476	7,759
Louisiana-Pacific Corp.	1,928	147,261
Magnera Corp.(1)	465	5,287
Sylvamo Corp.	1,582	62,125
		222,432
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	4,819	221,770
Allegiant Travel Co.(1)	1,343	123,032
Delta Air Lines, Inc.	20,241	1,669,478
JetBlue Airways Corp.(1)	4,763	26,054
SkyWest, Inc.(1)	1,902	162,906
Southwest Airlines Co.	7,831	336,342
United Airlines Holdings, Inc.(1)	11,079	1,271,869
		3,811,451
Personal Care Products — 0.1%
Edgewell Personal Care Co.	436	7,639
Estee Lauder Cos., Inc., Class A	5,838	519,290
Interparfums, Inc.	532	50,205
Kenvue, Inc.	8,959	154,811
Lifevantage Corp.	472	3,715
Medifast, Inc.(1)	253	3,170
Nature's Sunshine Products, Inc.(1)	728	15,492
Nu Skin Enterprises, Inc., Class A	2,214	12,819
USANA Health Sciences, Inc.(1)	229	4,191
		771,332
Pharmaceuticals — 2.9%
Amphastar Pharmaceuticals, Inc.(1)	1,114	20,999
ANI Pharmaceuticals, Inc.(1)	305	23,946
Arvinas, Inc.(1)	926	8,315
Atea Pharmaceuticals, Inc.(1)	1,650	7,705
BioAge Labs, Inc.(1)	695	12,017
Bristol-Myers Squibb Co.	19,323	1,104,889
Collegium Pharmaceutical, Inc.(1)	1,540	51,759
Elanco Animal Health, Inc.(1)	4,085	97,427
Eli Lilly & Co.	6,421	7,095,205
Fulcrum Therapeutics, Inc.(1)	653	4,519
Harmony Biosciences Holdings, Inc.(1)	2,677	84,566
Harrow, Inc.(1)(2)	1,175	41,372
Innoviva, Inc.(1)	1,996	42,754
Jazz Pharmaceuticals PLC(1)	2,309	546,055
Johnson & Johnson	16,167	3,642,910
LB Pharmaceuticals, Inc.(1)	475	13,286

Merck & Co., Inc.	38,365	4,554,693
Organon & Co.	1,008	13,447
Pacira BioSciences, Inc.(1)	609	14,141
Perrigo Co. PLC	1,314	14,520
Pfizer, Inc.	49,128	1,286,171
Phibro Animal Health Corp., Class A	688	21,183
Prestige Consumer Healthcare, Inc.(1)	1,218	57,892
Rapport Therapeutics, Inc.(1)	542	21,409
Royalty Pharma PLC, Class A	5,249	292,684
Septerna, Inc.(1)	375	11,325
SIGA Technologies, Inc.	1,388	6,496
Supernus Pharmaceuticals, Inc.(1)	582	26,877
Theravance Biopharma, Inc.(1)	59	948
Viatris, Inc.	47,333	769,635
Zoetis, Inc.	5,051	392,412
		20,281,557
Professional Services — 0.3%
Automatic Data Processing, Inc.	1,873	415,506
Booz Allen Hamilton Holding Corp.	1,217	96,362
Broadridge Financial Solutions, Inc.	709	108,987
Clarivate PLC(1)(2)	7,114	17,998
Conduent, Inc.(1)	4,398	7,609
CRA International, Inc.	274	38,018
ExlService Holdings, Inc.(1)	1,119	32,485
Exponent, Inc.	1,150	67,068
Franklin Covey Co.(1)	390	9,251
FTI Consulting, Inc.(1)	132	20,220
Genpact Ltd.	940	30,973
IBEX Holdings Ltd.(1)	529	16,738
Insperity, Inc.	1,025	35,332
KBR, Inc.	396	13,840
Kelly Services, Inc., Class A	903	10,493
Kforce, Inc.	610	28,664
Korn Ferry	1,339	93,703
Legalzoom.com, Inc.(1)	1,504	9,460
ManpowerGroup, Inc.	543	17,175
Paychex, Inc.	2,534	245,747
Paycom Software, Inc.	1,214	169,559
Paylocity Holding Corp.(1)	504	57,925
Planet Labs PBC(1)	5,551	283,878
Resources Connection, Inc.	744	3,363
Robert Half, Inc.	2,301	67,741
TaskUS, Inc., Class A(2)	634	4,013
TriNet Group, Inc.	431	19,688
TrueBlue, Inc.(1)	584	3,627
UL Solutions, Inc., Class A	675	67,163
Upwork, Inc.(1)	4,672	41,207
Verisk Analytics, Inc.	1,913	334,756
Verra Mobility Corp.(1)	1,528	6,891
		2,375,440
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	5,376	672,215
CoStar Group, Inc.(1)	2,098	67,556
Douglas Elliman, Inc.(1)	2,008	3,614
Five Point Holdings LLC, Class A(1)	844	4,245

Forestar Group, Inc.(1)	518	14,230
FRP Holdings, Inc.(1)	27	624
Howard Hughes Holdings, Inc.(1)	1,302	82,482
Jones Lang LaSalle, Inc.(1)	395	111,512
Kennedy-Wilson Holdings, Inc.	1,900	20,919
Marcus & Millichap, Inc.	534	15,080
Opendoor Technologies, Inc.(1)	13,941	70,263
RE/MAX Holdings, Inc., Class A(1)	432	4,121
Seaport Entertainment Group, Inc.(1)(2)	104	2,626
St. Joe Co.	894	56,885
Zillow Group, Inc., Class A(1)	192	6,789
Zillow Group, Inc., Class C(1)	761	26,635
		1,159,796
Semiconductors and Semiconductor Equipment — 14.1%
ACM Research, Inc., Class A(1)	788	68,209
Advanced Micro Devices, Inc.(1)	9,401	4,851,856
Alpha & Omega Semiconductor Ltd.(1)	391	17,732
Amkor Technology, Inc.	3,643	253,407
Analog Devices, Inc.	3,245	1,342,943
Applied Materials, Inc.	9,672	4,352,980
Axcelis Technologies, Inc.(1)	688	103,482
Broadcom, Inc.	17,753	7,931,508
CEVA, Inc.(1)	247	9,875
Cirrus Logic, Inc.(1)	1,770	300,811
Cohu, Inc.(1)	765	40,354
Diodes, Inc.(1)	597	62,876
First Solar, Inc.(1)	1,599	490,557
GLOBALFOUNDRIES, Inc.(1)	1,283	102,601
Ichor Holdings Ltd.(1)	442	31,612
Intel Corp.(1)	30,148	3,457,373
KLA Corp.	1,876	3,605,128
Kulicke & Soffa Industries, Inc.	421	42,896
Lam Research Corp.	18,417	5,859,921
Magnachip Semiconductor Corp.(1)	401	3,529
Marvell Technology, Inc.	3,143	644,315
Micron Technology, Inc.	17,604	17,093,484
Monolithic Power Systems, Inc.	269	421,310
NVE Corp.	140	13,712
NVIDIA Corp.	183,538	38,752,213
NXP Semiconductors NV	818	262,864
ON Semiconductor Corp.(1)	13,076	1,577,227
Onto Innovation, Inc.(1)	487	125,763
Penguin Solutions, Inc.(1)	2,525	140,971
Photronics, Inc.(1)	2,608	84,369
Qorvo, Inc.(1)	1,380	142,913
QUALCOMM, Inc.	8,799	2,208,725
Rambus, Inc.(1)	954	138,769
SiTime Corp.(1)	69	49,004
SkyWater Technology, Inc.(1)	2,268	88,407
Skyworks Solutions, Inc.	4,033	313,969
SolarEdge Technologies, Inc.(1)	2,689	205,305
Synaptics, Inc.(1)	339	46,538
Teradyne, Inc.	1,870	699,960
Texas Instruments, Inc.	8,060	2,463,781
Ultra Clean Holdings, Inc.(1)	393	33,629

Universal Display Corp.	486	44,770
		98,481,648
Software — 6.5%
A10 Networks, Inc.	3,176	95,725
Adeia, Inc.	4,612	123,233
Adobe, Inc.(1)	2,879	746,266
Alarm.com Holdings, Inc.(1)	590	26,615
Appfolio, Inc., Class A(1)	148	23,853
AppLovin Corp., Class A(1)	2,748	1,684,771
Autodesk, Inc.(1)	1,606	371,484
Cadence Design Systems, Inc.(1)	1,728	647,879
Cipher Digital, Inc.(1)(2)	4,279	101,198
Clear Secure, Inc., Class A	2,524	139,956
Clearwater Analytics Holdings, Inc., Class A(1)	796	19,375
Commvault Systems, Inc.(1)	478	56,762
Crowdstrike Holdings, Inc., Class A(1)	1,049	766,819
Datadog, Inc., Class A(1)	628	155,336
Docusign, Inc.(1)	1,331	69,904
Dolby Laboratories, Inc., Class A	822	45,876
Dynatrace, Inc.(1)	422	17,973
Fair Isaac Corp.(1)	26	32,515
Fortinet, Inc.(1)	11,169	1,540,987
HubSpot, Inc.(1)	14	3,089
InterDigital, Inc.	1,080	272,257
Intuit, Inc.	1,255	416,070
LiveRamp Holdings, Inc.(1)	659	24,752
Manhattan Associates, Inc.(1)	911	136,696
Microsoft Corp.	67,321	30,310,607
OneSpan, Inc.	1,405	20,288
Oracle Corp.	10,707	2,417,426
Pagaya Technologies Ltd., Class A(1)	2,556	38,647
Palantir Technologies, Inc., Class A(1)	7,389	1,156,674
Palo Alto Networks, Inc.(1)	3,767	1,061,126
Pegasystems, Inc.	3,566	127,413
Progress Software Corp.(1)	222	7,288
Qualys, Inc.(1)	1,501	164,044
Riot Platforms, Inc.(1)(2)	3,888	105,404
Salesforce, Inc.	3,685	704,203
ServiceNow, Inc.(1)	5,988	744,728
Strategy, Inc., Class A(1)	2,426	385,952
Synopsys, Inc.(1)	761	361,947
UiPath, Inc., Class A(1)(2)	2,910	34,105
Workday, Inc., Class A(1)	829	121,192
Xperi, Inc.(1)	702	5,581
Zoom Communications, Inc., Class A(1)	2,287	232,336
		45,518,352
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(1)(2)	443	2,025
Abercrombie & Fitch Co., Class A(1)	2,174	167,876
Academy Sports & Outdoors, Inc.	2,096	110,669
Advance Auto Parts, Inc.(2)	1,035	62,348
American Eagle Outfitters, Inc.	7,499	118,484
America's Car-Mart, Inc.(1)	139	1,708
Arhaus, Inc.	1,338	9,058
Arko Corp.	1,227	9,522

Asbury Automotive Group, Inc.(1)	447	83,906
AutoNation, Inc.(1)	265	49,746
AutoZone, Inc.(1)	57	167,306
Best Buy Co., Inc.	5,664	441,509
Buckle, Inc.	1,517	69,585
Build-A-Bear Workshop, Inc.(2)	653	24,298
Burlington Stores, Inc.(1)	2,257	730,884
Caleres, Inc.	1,111	16,176
CarMax, Inc.(1)	4,122	183,924
Carvana Co.(1)	2,310	168,630
Cato Corp., Class A(1)	405	1,312
Chewy, Inc., Class A(1)	3,171	71,474
Citi Trends, Inc.(1)	207	9,524
Designer Brands, Inc., Class A(2)	2,204	17,015
Dick's Sporting Goods, Inc.	432	98,310
Five Below, Inc.(1)	1,974	448,809
Floor & Decor Holdings, Inc., Class A(1)	1,876	96,426
GameStop Corp., Class A(1)	96	2,033
Gap, Inc.	10,689	226,072
Genesco, Inc.(1)	274	10,513
Group 1 Automotive, Inc.	273	86,361
Haverty Furniture Cos., Inc.	312	7,235
Home Depot, Inc.	7,287	2,310,999
Lands' End, Inc.(1)(2)	110	1,293
Lithia Motors, Inc.	899	261,510
Lowe's Cos., Inc.	2,697	578,129
MarineMax, Inc.(1)	573	19,734
Murphy USA, Inc.	700	354,221
National Vision Holdings, Inc.(1)	347	5,812
O'Reilly Automotive, Inc.(1)	4,118	357,772
Penske Automotive Group, Inc.(2)	281	47,031
PetMed Express, Inc.(1)	188	408
Ross Stores, Inc.	9,280	2,150,455
Sally Beauty Holdings, Inc.(1)	4,971	66,015
Shoe Carnival, Inc.	328	5,806
Signet Jewelers Ltd.	1,769	154,593
Sonic Automotive, Inc., Class A	339	28,008
TJX Cos., Inc.	19,311	2,988,377
Tractor Supply Co.	17,112	539,541
Ulta Beauty, Inc.(1)	1,644	836,550
Upbound Group, Inc.	2,462	47,295
Urban Outfitters, Inc.(1)	2,464	179,010
Valvoline, Inc.(1)	1,534	51,773
Victoria's Secret & Co.(1)	4,033	221,815
Williams-Sonoma, Inc.	4,258	866,801
Zumiez, Inc.(1)	427	10,517
		15,576,203
Technology Hardware, Storage and Peripherals — 6.7%
Apple, Inc.	121,207	37,823,856
Dell Technologies, Inc., Class C	1,386	583,381
Diebold Nixdorf, Inc.(1)	1,159	94,041
Eastman Kodak Co.(1)	1,263	12,529
Everpure, Inc., Class A(1)	1,802	143,277
Immersion Corp.(2)	1,301	8,430
NetApp, Inc.	2,054	357,992

Sandisk Corp.(1)	1,619	2,744,173
Seagate Technology Holdings PLC	2,537	2,232,053
Super Micro Computer, Inc.(1)	5,444	250,914
Western Digital Corp.	4,014	2,132,277
		46,382,923
Textiles, Apparel and Luxury Goods — 0.5%
Carter's, Inc.	1,173	45,266
Columbia Sportswear Co.	866	57,312
Crocs, Inc.(1)	2,412	286,232
Deckers Outdoor Corp.(1)	4,787	545,000
Ermenegildo Zegna NV	3,566	52,420
Fossil Group, Inc.(1)	2,732	11,966
G-III Apparel Group Ltd.	1,542	49,853
Lakeland Industries, Inc.(2)	83	898
Levi Strauss & Co., Class A	3,936	91,315
Lululemon Athletica, Inc.(1)	3,888	510,028
Movado Group, Inc.	333	12,747
NIKE, Inc., Class B	12,959	599,095
Oxford Industries, Inc.(2)	622	27,754
PVH Corp.	1,193	111,283
Ralph Lauren Corp.	1,276	464,336
Rocky Brands, Inc.	74	2,861
Tapestry, Inc.	3,701	538,347
Under Armour, Inc., Class A(1)	4,731	27,771
Under Armour, Inc., Class C(1)	3,027	17,345
Unifi, Inc.(1)	263	1,044
VF Corp.	19,592	336,591
Wolverine World Wide, Inc.	484	8,494
		3,797,958
Trading Companies and Distributors — 0.7%
Applied Industrial Technologies, Inc.	715	217,224
BlueLinx Holdings, Inc.(1)	256	13,309
Boise Cascade Co.	754	52,569
DNOW, Inc.(1)	4,155	53,142
Fastenal Co.	18,883	834,629
GATX Corp.	762	128,839
Global Industrial Co.	435	13,224
Herc Holdings, Inc.	316	42,028
Hudson Technologies, Inc.(1)	981	5,219
Karat Packaging, Inc.	332	9,004
McGrath RentCorp	287	31,280
MSC Industrial Direct Co., Inc., Class A	812	88,890
NPK International, Inc.(1)	3,170	46,028
QXO, Inc.(1)	4,361	75,227
Rush Enterprises, Inc., Class A	2,061	142,889
Rush Enterprises, Inc., Class B	285	18,497
SiteOne Landscape Supply, Inc.(1)	630	68,418
Titan Machinery, Inc.(1)	1,146	25,006
United Rentals, Inc.	1,085	1,080,302
Watsco, Inc.(2)	377	138,397
WESCO International, Inc.	482	174,084
WW Grainger, Inc.	1,163	1,435,421
		4,693,626
Water Utilities — 0.0%
Artesian Resources Corp., Class A	224	7,284

California Water Service Group	1,019	45,957
		53,241
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc.	552	28,075
Gogo, Inc.(1)	1,796	8,208
Telephone & Data Systems, Inc.	2,199	86,003
T-Mobile U.S., Inc.	6,697	1,255,888
		1,378,174
TOTAL COMMON STOCKS (Cost $465,277,483)		695,462,196
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
Mirati Therapeutics, Inc.(1)	667	467
Sage Therapeutics, Inc.(1)	1,513	272
Verve Therapeutics, Inc.(1)	1,431	902
		1,656
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
Hologic, Inc.(1)	1,983	19
		471
TOTAL RIGHTS (Cost $2,113)		2,127
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	14	46
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	328,086	328,086
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,396,581	1,396,581
TOTAL SHORT-TERM INVESTMENTS (Cost $1,724,667)		1,724,667
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $467,004,263)		697,189,036
OTHER ASSETS AND LIABILITIES — (0.1)%		(481,422)
TOTAL NET ASSETS — 100.0%		$696,707,614

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	1	June 2026	$379,788	$45,478
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,119,176. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,180,704, which includes securities collateral of $784,123.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities and other financial instruments were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.